UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------


     THE ADVISORS'
     INNER CIRCLE FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     COMMERCE CAPITAL TREASURY OBLIGATIONS
     MONEY MARKET FUND
     SEMI-ANNUAL REPORT
     APRIL 30, 2005




               COMMERCE
[LOGO OMITTED]    CAPITAL
                     MARKETS

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            APRIL 30, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ................................................        1

Statement of Net Assets ...............................................        2

Statement of Operations ...............................................        5

Statement of Changes in Net Assets ....................................        6

Financial Highlights ..................................................        7

Notes to Financial Statements .........................................        9

Disclosure of Fund Expenses ...........................................       13
--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Treasury Obligations Money Market Fund (the "Fund") for the period ended April 30, 2005. The six months under review saw the Federal Reserve (the "Fed") continue its tightening disposition. Members of the Federal Open Market Committee (FOMC) increased the target Fed funds rate by 25 basis points at each meeting, to 2.75%, during the period ended April 30, 2005. The economic risk assessment was maintained as "balanced" throughout the period under review.

Non-farm payroll figures showed mostly moderate gains during the past six months. Only February and April reported strong numbers, at 300,000 and 274,000 respectively. The price of crude oil remained in a trading range, reaching a high of $57.27 per barrel at the beginning of April and ending the month at $49.72. The S&P 500 Index returned 3.28% during the same six-month period, with most of the strength occurring the last two months of 2004. Thus far in 2005, the performance of the stock market has been hampered by the high price of crude oil, uncertainty over the strength of the economy and overall negative psychology. The unemployment rate was 5.20% for April 2005. For the first quarter 2005, real GDP was reported at 3.10%.

Although yields rose across the yield curve during the six months under review, the shorter maturity Treasury securities saw the most dramatic increases. The three-month Treasury Bill yield increased from 1.89% to 2.89% and the two-year Treasury Note yield rose to 3.65% from 2.55%.

As always, credit quality and liquidity are the primary focus in our investment strategy for the Fund. We will look to increase the yields on the Fund by strategically purchasing higher yielding permissible securities currently available in the marketplace, including repurchase agreements. The yields of the Fund will continue to be impacted by the Fed's monetary policy. We anticipate that the Fed will continue to increase the target Fed funds rate until it reaches a "neutral" level. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objectives of preservation of principal and liquidity.

We appreciate your participation in the Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]
Plot points for EDGAR purposes are as follows:
53.5% U.S. Treasury Obligations
46.5% Repurchase Agreements
* PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 53.6%
--------------------------------------------------------------------------------

                                                        FACE           MARKET
                                                       AMOUNT          VALUE
                                                    ------------   -------------
   U.S. Treasury Bills (A)
      2.527%, 05/05/05 ..........................   $100,000,000   $ 99,971,944
      2.454%, 05/12/05 ..........................     90,000,000     89,932,564
      2.318%, 05/19/05 ..........................     30,000,000     29,965,600
      2.619%, 07/21/05 ..........................     30,000,000     29,825,512
      2.706%, 08/04/05 ..........................     30,000,000     29,788,625
      3.096%, 09/22/05 ..........................     30,000,000     29,634,000
      3.077%, 10/06/05 ..........................     30,000,000     29,601,050
      3.061%, 10/13/05 ..........................     30,000,000     29,585,438
                                                                   ------------
   TOTAL  U.S. TREASURY OBLIGATIONS
      (Cost $368,304,733) .......................                   368,304,733
                                                                   ------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 46.5%
--------------------------------------------------------------------------------
   ABN-AMRO,
      2.800%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase price
      $26,391,984 (collateralized by a U.S.
      Treasury Bill, par value $27,070,000,
      2.862% (A), 07/14/05; total market value
      $26,913,806) ..............................     26,385,827     26,385,827
   Credit Suisse First Boston,
      2.830%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase price
      $130,023,385 (collateralized by U.S.
      Treasury Bills, par value $132,715,000,
      3.207% (A), 05/12/05; total market value
      $132,596,889) .............................    129,992,728    129,992,728
   JPMorgan Chase,
      2.250%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase price
      $8,014,439 (collateralized by U.S.
      Treasury Bills, par value $8,210,000,
      2.843% (A), 06/23/05; total market value
      $8,176,422) ...............................      8,012,937      8,012,937

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                        FACE           MARKET
                                                       AMOUNT          VALUE
                                                    ------------   -------------

   Morgan Stanley,
      2.720%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase price
      $8,385,333 (collateralized by U.S.
      Treasury Bills, ranging in par value
      $19,000-$8,633,000, 3.087%-3,113% (A),
      10/13/05-10/27/05; total market value
      $8,551,683) ...............................   $  8,383,433   $  8,383,433
   UBS Paine Webber,
      2.840%, dated 04/29/05, to be
      repurchased on 05/02/05, repurchase price
      $147,024,853 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $194,000-$59,062,000, 2.829%-3.207% (A),
      05/12/05-10/20/05; total market value
      $149,933,514) .............................    146,990,065    146,990,065
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $319,764,990) .......................                   319,764,990
                                                                   ------------
   TOTAL INVESTMENTS -- 100.1%
      (COST $688,069,723) .......................                   688,069,723
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.1)%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ..                      (891,859)
   Income Distribution Payable ..................                      (287,614)
   Distribution Fees Payable ....................                      (192,539)
   Investment Advisory Fees Payable .............                      (132,483)
   Administration Fees Payable ..................                       (36,153)
   Trustees' Fees Payable .......................                          (120)
   Other Assets and Liabilities, Net ............                       924,288
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...........                      (616,480)
                                                                   ------------
   NET ASSETS -- 100.0% .........................                  $687,453,243
                                                                   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      TREASURY OBLIGATIONS
                                                      MONEY MARKET FUND
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                   -------------

   Portfolio Shares  (unlimited authorization --
      no par value) .......................................        $687,454,213
   Accumulated net realized loss on investments ...........                (970)
                                                                   ------------
   NET ASSETS .............................................        $687,453,243
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class Shares
      ($190,261,082 / 190,263,337 shares) .................               $1.00
                                                                   ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Service Class Shares
      ($497,192,161 / 497,190,876 shares) .................               $1.00
                                                                   ============

(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED
                                                                  APRIL 30, 2005
                                                                    (UNAUDITED)
                                                                  --------------
INVESTMENT INCOME
Interest Income .................................................   $6,784,901
                                                                    ----------
EXPENSES
Distribution Fees (1) ...........................................    1,083,113
Investment Advisory Fees ........................................      912,283
Administration Fees .............................................      207,228
Trustees' Fees ..................................................        4,364
Transfer Agent Fees .............................................       29,338
Professional Fees ...............................................       27,443
Printing Fees ...................................................       17,195
Custodian Fees ..................................................       10,509
Registration and Filing Fees ....................................        8,033
Insurance and Other Fees ........................................       11,629
                                                                    ----------
   TOTAL EXPENSES ...............................................    2,311,135
                                                                    ----------
Less:
Waiver of Investment Advisory Fees ..............................     (243,114)
                                                                    ----------
   NET EXPENSES .................................................    2,068,021
                                                                    ----------
NET INVESTMENT INCOME ...........................................    4,716,880
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $4,716,880
                                                                    ==========

(1) DISTRIBUTION FEES ARE INCURRED BY SERVICE CLASS SHARES ONLY.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        COMMERCE CAPITAL
                                                                       TREASURY OBLIGATIONS
                                                                       MONEY MARKET FUND

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

                                                           SIX MONTHS             YEAR
                                                             ENDED               ENDED
                                                         APRIL 30, 2005       OCTOBER 31,
                                                           (UNAUDITED)           2004
                                                         --------------     ---------------
OPERATIONS:
   Net Investment Income .............................    $   4,716,880     $     2,437,319
                                                          -------------     ---------------
   Net Increase in Net Assets Resulting
     from Operations .................................        4,716,880           2,437,319
                                                          -------------     ---------------
DISTRIBUTIONS:
   Net Investment Income
     Institutional Class Shares ......................       (1,658,425)            (39,243)
     Administration Class Shares .....................               --            (327,025)
     Service Class Shares ............................       (3,058,455)         (2,071,051)
                                                          -------------     ---------------
   Total Distributions ...............................       (4,716,880)         (2,437,319)
                                                          -------------     ---------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
     Institutional Class Shares ......................      345,131,244         300,967,721
     Administration Class Shares .....................               --         189,059,659
     Service Class Shares ............................      608,389,812       1,133,878,837
   In Lieu of Cash Dividends
     Institutional Class Shares ......................          241,758               9,723
     Administration Class Shares .....................               --              78,238
     Service Class Shares ............................        3,059,902           2,064,058
   Redeemed
     Institutional Class Shares ......................     (303,130,608)       (152,956,501)
     Administration Class Shares .....................             (100)       (189,137,797)
     Service Class Shares ............................     (552,630,619)     (1,245,227,764)
                                                          -------------     ---------------
     Net Institutional Class Share Transactions ......       42,242,394         148,020,943
     Net Administration Class Share Transactions .....             (100)                100
     Net Service Class Share Transactions ............       58,819,095        (109,284,869)
                                                          -------------     ---------------
     Net Increase in Net Assets from
       Capital Share Transactions ....................      101,061,389          38,736,174
                                                          -------------     ---------------
   Total Increase in Net Assets ......................      101,061,389          38,736,174

NET ASSETS:
   Beginning of Period ...............................      586,391,854         547,655,680
                                                          -------------     ---------------
   End of Period .....................................    $ 687,453,243     $   586,391,854
                                                          =============     ===============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      COMMERCE CAPITAL
                                                                     TREASURY OBLIGATIONS
                                                                     MONEY MARKET FUND

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------
                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   INSTITUTIONAL
                                                                    CLASS SHARES
                                                          -------------------------------
                                                           SIX MONTHS           MAY 26,
                                                              ENDED             2004* TO
                                                          APRIL 30, 2005      OCTOBER 31,
                                                            (UNAUDITED)           2004
                                                          --------------      -----------

Net Asset Value, Beginning of Period ......................  $   1.00          $   1.00
                                                             --------          --------
Income from Investment Operations:
Net Investment Income .....................................      0.01              0.00**
                                                             --------          --------
Total from Investment Operations ..........................      0.01              0.00**
                                                             --------          --------
Dividends:
Net Investment Income .....................................     (0.01)             0.00**
                                                             --------          --------
Total Dividends ...........................................     (0.01)             0.00**
                                                             --------          --------
Net Asset Value, End of Period ............................  $   1.00          $   1.00
                                                             ========          ========
TOTAL RETURN+ .............................................      0.95%             0.46%
                                                             ========          ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...........................  $190,261          $148,021
Ratio of Expenses to Average Net Assets ...................      0.32%++           0.30%++
Ratio of Net Investment Income to Average Net Assets ......      1.89%++           1.38%++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ................................      0.40%++           0.40%++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ANNUALIZED.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        COMMERCE CAPITAL
                                                                       TREASURY OBLIGATIONS
                                                                       MONEY MARKET FUND

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
                                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       SERVICE CLASS SHARES
                                         --------------------------------------------------
                                           SIX MONTHS          YEAR             JANUARY 10,
                                             ENDED            ENDED              2003*, TO
                                         APRIL 30, 2005     OCTOBER 31,         OCTOBER 31,
                                           (UNAUDITED)         2004                2003
                                         --------------    -------------        -----------

Net Asset Value, Beginning of Period ....   $   1.00         $   1.00            $   1.00
                                            --------         --------            --------
Income from Investment Operations:
Net Investment Income ...................       0.01             0.00**              0.00**
                                            --------         --------            --------
Total from Investment Operations ........       0.01             0.00**              0.00**
                                            --------         --------            --------
Dividends:
Net Investment Income ...................      (0.01)            0.00**              0.00**
                                            --------         --------            --------
Total Dividends .........................      (0.01)            0.00**              0.00**
                                            --------         --------            --------
Net Asset Value, End of Period ..........   $   1.00         $   1.00            $   1.00
                                            ========         ========            ========
TOTAL RETURN++ ..........................       0.70%+           0.38%               0.28%+
                                            ========         ========            ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) .........   $497,192         $438,371            $547,656
Ratio of Expenses to Average Net Assets .       0.82%+++         0.75%               0.73%+++
Ratio of Net Investment Income
   to Average Net Assets ................       1.41%+++         0.35%               0.31%+++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ..............       0.90%+++         0.90%               0.92%+++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. ++ THE RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER AND SUB-DISTRIBUTOR DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+++ ANNUALIZED.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of one such fund, the Commerce Capital Treasury Obligations Money Market Fund (the "Fund"). The Fund currently offers two classes of shares: Institutional Class Shares and Service Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund's Service Class Shares commenced operations on January 10, 2003. The Fund's Administration Class Shares commenced operations on March 1, 2004 and ceased operations on January 19, 2005. The Fund's Institutional Class Shares were offered beginning May 26, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold during the respective holding period.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
     securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per Fund plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent for the Service Class Shares. The Fund has adopted a Distribution Plan ("the Plan") relating to the Service Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.50% of the Fund's average daily net assets of the Service Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the Fund's average daily net assets of the Service Class Shares. Fee waivers are voluntary and may be terminated at any time.

Forum Shareholder Services LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.35% and 0.85% of the average daily net assets of the Institutional and Service Class Shares, respectively. Prior to February 3, 2005, the Adviser voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.30% and 0.80% of the average daily net assets of the Institutional and Service Class Shares, respectively. Prior to July 2, 2004, the Adviser voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.23%, 0.48%, and 0.73% of the average daily net assets of the Institutional, Administration, and Service Class Shares, respectively.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
The tax character of dividends paid during the last two fiscal periods was as follows:

                                      ORDINARY
                                       INCOME           TOTAL
                                   --------------     ----------
                  2004               $2,437,319       $2,437,319
                  2003                  966,845          966,845

As of October 31, 2004, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                         $ 415,522
Capital Loss Carryforwards                                                 (970)
Other Temporary Differences                                            (415,522)
                                                                      ---------
Total Accumulated Losses                                              $    (970)
                                                                      =========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2004, the Fund had the following capital loss carryforwards:

                                            TOTAL CAPITAL
                             EXPIRES      LOSS CARRYFORWARD
                               2011            10/31/04
                         ---------------    -------------
                               $970              $970

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The summary of credit quality rating for securities held by the Fund at April 30, 2005 is as follows:

                              S&P                   MOODY'S
                       ---------------         ---------------
                       AAA      100.0%         AAA      100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND

--------------------------------------------------------------------------------
                               BEGINNING       ENDING                  EXPENSES
                                 ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                  VALUE         VALUE       EXPENSE     DURING
                                 11/1/04       4/30/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares    $1,000.00     $1,009.50      0.32%      $1.59
  Service Class Shares           1,000.00      1,007.00      0.82        4.08

HYPOTHETICAL 5% RETURN
  Institutional Class Shares    $1,000.00     $1,023.21      0.32%      $1.61
  Service Class Shares           1,000.00      1,020.73      0.82        4.11

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


    This information must be preceded or accompanied by a current prospectus for the Fund described.



CCF-S-003-05

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/ Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.